EARNINGS/(LOSS) PER SHARE	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
EARNINGS/(LOSS) PER SHARE

8.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the earnings/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings/(loss) per share is calculated by dividing the earnings/(loss) attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net earnings/(loss) per share for the six months ended June 30, 2022 and 2023 are as follows:

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	1,949	(10,742)	(1,481)

Weighted average number of ordinary shares in issue during the period	40,948,082	40,948,082	40,948,082

Weighted average number of ordinary shares for basic and diluted earnings/(loss) per share*	8,197,897	8,197,897	8,197,897

Earnings/(loss) per share:
Basic and diluted*	0.24	(1.31)	(0.18)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the share combination which became effective on April 3, 2023.

The Company did not have any potential diluted shares for the six months ended June 30, 2022 and 2023. For the period ended June 30, 2022 and 2023, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted earnings/(loss) per share. Accordingly, the diluted earnings/(loss) per share amounts are the same as the basic earnings/(loss) per share amounts for all periods presented.